Shareholder Report, Average Annual Return (Details) DFB4_DFA Real Estate Securities Portfolio_Institutional_TSR Annual {Institutional}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DFA Real Estate Securities Portfolio – Institutional
Average Annual Return, Percent	(3.16%)	7.28%	5.67%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Dow Jones U.S. Select REIT Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select REIT Index
Average Annual Return, Percent	0.13%	9.73%	4.92%